PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Target
Retirement 2030 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 36.3%
53,521  iShares Core S&P Mid-
Cap ETF
$ 3,826,216
2.0
168,420  iShares Core U.S.
Aggregate Bond ETF
17,077,788
8.9
212,068  Schwab U.S. TIPS
ETF
5,715,233
3.0
159,782  SPDR Portfolio High
Yield Bond ETF
3,786,833
2.0
314,499  Vanguard FTSE
Developed Markets
ETF
22,090,410
11.5
97,757  Vanguard FTSE
Emerging Markets ETF
5,679,682
2.9
99,367  Vanguard Long-Term
Treasury ETF
5,747,387
3.0
115,953  Vanguard Total
International Bond ETF
5,704,888
3.0
Total Exchange-Traded
Funds
(Cost $61,659,300)
69,628,437
36.3
MUTUAL FUNDS : 63.4%
Affiliated Investment Companies : 29.5%
3,830,219  Voya Intermediate
Bond Fund - Class R6
34,318,761
17.9
162,414  Voya MI Dynamic
Small Cap Fund
- Class R6
2,389,108
1.3
928,202  Voya Multi-Manager
International Equity
Fund - Class I
11,639,652
6.1
402,726  Voya Short Duration
Bond Fund - Class R6
3,797,706
2.0
28,935  Voya Small Cap
Growth Fund - Class
R6
1,416,388
0.7
180,621  Voya VACS Series
EME Fund
2,951,342
1.5
56,512,957
29.5
Unaffiliated Investment Companies : 33.9%
271,050  Fidelity 500 Index
Fund
64,870,454
33.9
Total Mutual Funds
(Cost $110,880,390)
121,383,411
63.4
Total Long-Term
Investments
(Cost $172,539,690)
191,011,848
99.7
Total Investments in
Securities
(Cost $172,539,690) $ 191,011,848 99.7
Assets in Excess of
Other Liabilities 509,932 0.3
Net Assets $ 191,521,780 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2030 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 69,628,437 $ — $ — $ 69,628,437
Mutual Funds 121,383,411 — — 121,383,411
Total Investments, at fair value $ 191,011,848 $ — $ — $ 191,011,848
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 29,722,011 $ 12,836,169 $ (9,180,578) $ 941,159 $ 34,318,761 $ 1,156,935 $ 123,577 $ —
Voya MI Dynamic Small Cap Fund
- Class R6
— 2,779,221 (405,937) 15,824 2,389,108 15,377 24,806 235,367
Voya Multi-Manager International
Equity Fund - Class I
10,141,941 6,162,843 (4,957,377) 292,245 11,639,652 254,778 545,101 961,924
Voya Short Duration Bond Fund -
Class R6
3,373,951 1,023,442 (625,097) 25,410 3,797,706 126,238 (2,805) —
Voya Small Cap Growth Fund -
Class R6
— 1,575,959 (357,029) 197,458 1,416,388 — 63,717 79,381
Voya VACS Series EME Fund
1,686,276 2,179,418 (1,393,333) 478,981 2,951,342 183,181 375,624 105,499
$ 44,924,179 $ 26,557,052 $ (16,919,351) $ 1,951,077 $ 56,512,957 $ 1,736,509 $ 1,130,020 $ 1,382,171
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 18,472,158
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 18,472,158